Cash and cash equivalents (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents
Cash and cash equivalents	€ 8,254	€ 9,413
Financial assets, classified as cash equivalents	5,496	6,913
Restricted cash	115	€ 198
Euro
Cash and cash equivalents
Cash and cash equivalents	5,589
Financial assets, classified as cash equivalents	€ 4,160
Average maturity period	15 days
Effective interest rate	0.60%
US Dollars
Cash and cash equivalents
Cash and cash equivalents	€ 2,415
Financial assets, classified as cash equivalents	€ 1,336
Average maturity period	7 days
Effective interest rate	0.10%